16. INVESTMENT COMMITMENTS	12 Months Ended
Dec. 31, 2018
Investment Commitments
INVESTMENT COMMITMENTS

16.1 NEW GENERATION PROJECTS

Under the National Government’s call for the expansion of the generation offer, the Company participates in the following thermal generation closing projects:

16.1.1 2014 Agreement for the Increase of Thermal Generation Availability

On September 5, 2014, the Company, together with its generation subsidiaries, executed a thermal generation availability increase agreement with the National Government through the application of LVFVDs and the generators’ own resources.

The project consisted of a 120 MW expansion in CTLL’s power plant generation capacity through the installation of two 8 MW engine generators and a 105 MW high-efficiency gas turbine.

On July 15, 2016, the new 105 MW high-efficiency gas turbine was commissioned for service, whereas the second project is currently under construction, and its commissioning is expected for June 2019.

16.1.2 2014 Increase of CTLL Availability

In August 2011, after postponing the closing to CC’s commissioning in CTLL, the work contractor informed that Siemens, the equipment supplier, had detected design flaws in other steam turbines using the same technology, so it decided to remove the last vane wheel of the steam turbine installed in CTLL; as a result, the commissioning was declared for a lower capacity than that originally committed (165 MW instead of 178 MW).

This vane wheel was replaced in October 2017, and after the commercial testing, on January 19, 2018 CAMMESA declared unit LDLATV01’s commercial commissioning for a 180 MW capacity, with a 15 MW increase, thus collecting the remuneration stipulated in the agreement entered into with CAMMESA pursuant to Res. No. 220/07. Thus, CTLL’s total capacity amounts to 765 MW.

16.1.3 SE Resolution No. 21/2016

The following projects were awarded under the call for bids made by the National Government to parties interested in offering new thermal power generation capacity pursuant to SE Resolution No. 21/2016.

For each of the awarded projects, the Company has entered into a wholesale power purchase agreement with CAMMESA for a term of 10 years. The remuneration will be made up of the available power capacity price plus the variable non-fuel cost for the delivered energy and the fuel cost (if offered), less penalties and fuel surpluses.

16.1.3.1	Central Térmica Parque Pilar (“CT Pilar”)

This project, which consisted of the construction of a new power plant in the Pilar Industrial Complex (located at Pilar, Province of Buenos Aires), is made up of 6 cutting-edge and high-efficiency Wärtsilä engine generators with a total 100 MW capacity and the possibility to run on natural gas or fuel oil. The total investment was approximately U$S 103 million.

On August 31, 2017, CAMMESA granted the commercial commissioning of CT Pilar, which became operative as from that date.

16.1.3.2	Extension of Central Térmica Loma de la Lata

The project consists of the expansion of CTLL’s power plant generating capacity through the installation of a new GE aeroderivative gas turbine (model LMS100) with a gross generation capacity of 105 MW. The investment amounted to approximately U$S 90 million.

On August 5, 2017, CAMMESA declared the commercial commissioning of the new gas turbine, which became operative as from such date.

16.1.3.3	Central Térmica Ingeniero White (“CT I. White”)

The project consisted of the installation of a new power plant in I. White (Bahía Blanca, Province of Buenos Aires) with similar characteristics as that mentioned in Note 16.1.2.1. The total investment was approximately U$S 90 million.

On December 21, 2017, CAMMESA declared the commercial commissioning of CT I. White, which became operative as from that date.

16.1.3 SEE Resolution No. 287/2017

Under the call by the National Government to parties interested in developing projects for co-generation and the closing to combined cycles over existing equipment, on October 18, 2017 the SEE, through Resolution No. 926/17, awarded Genelba Plus’ closing to combined cycle, which will add a 383 MW capacity over Genelba’s power plant existing facilities.

The Genelba Plus’ closing to combined cycle project consists of the installation of a new gas turbine, a steam turbine, and several enhancement works over the current Genelba Plus gas turbine, which altogether will complete the second combined cycle at Genelba, with a total gross power capacity of 552 MW. The estimated investment amounts to U$S 350 million.

Siemens and Techint will be in charge of the equipment supply, and the construction and commissioning of the project on a turnkey basis. Its commissioning at open cycle is expected for the second quarter of 2019, and as closed cycle for the second quarter of 2020.

16.1.4 RenovAr Program (Round 1)

Under the call by the National Government to parties interested in developing projects for generation from renewable sources, on October 7, 2016 the MEyM, through Resolution No. 213/16, awarded the Corti wind farm project submitted by Greenwind.

On January 23, 2017, the Company entered into a wholesale power purchase agreement with CAMMESA for a term of 20 years.

On May 23, 2018, before the originally estimated execution period, Greenwind inaugurated its first Wind Farm, called Ingeniero Mario Cebreiro (“PEMC”), which is also the first project of this size and using this technology to reach such milestone under the Renovar 1 Open Call for Tenders.

The PEMC project called for a total U$S139 million investment and consisted of the construction and installation of 29 Vestas wind turbines contributing 100 MW of renewable energy to the national system.

On June 8, 2018, CAMMESA declared PEMC’s commercial commissioning.

16.1.5 Construction of New Wind Farms

Pursuant to MEyM Resolution No. 281/2017 of the Renewable Energy Term Market (Mercado a Término de Energías Renovables, “MAT ER”), CAMMESA granted the Company and its subsidiaries PEA and PEFM the dispatch priority for three new projects in the Province of Buenos Aires, which production will be destined to meet the demand by large users through supply agreements between private parties.

The projects, called Pampa Energía II Wind Farm (“PEPE II”) at the Company, Pampa Energía III Wind Farm (“PEPE III”) at PEFM and Pampa Energía IV Wind Farm (“PEPE IV”) at PEA, will call for a total investment of U$S 209 million and will produce 156 MW of renewable energy.

The first two projects are already in the construction stage, and their commissioning is expected for the second quarter of 2019, the required investment amounting to approximately U$S 135 million.

Even though the PEPE IV, with an estimated U$S 74 million investment, was announced on May 23, 2018, the volatility of the economy and changes in the applicable legislation adversely affected the project, and its feasibility is currently being assessed. As of the issuance of these financial statements, the Company estimates that the term for execution stipulated for the project is not likely to be met and, therefore, as of December 31, 2018, a provision for the enforcement of the associated guarantee has been set aside for a total amount of U$S12.5 million. However, the Company is currently negotiating the relocalization of the wind farm.

16.2 INVESTMENT COMMITMENT FOR THE EXPLORATION AND EXPLOITATION OF HYDROCARBONS

As of the issuance of these financial statements, the Company has committed investments for an estimated total amount of U$S587 million, based on its participation, to be disbursed between 2019 and 2023, mainly regarding the Sierra Chata, Las Tacanas, El Mangrullo and Rincón del Mangrullo areas.